Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities
Loss for the period	€ (30,223)	€ (32,216)	€ (20,239)
Adjustments for the period:
Income taxes	(20)	(58)	0
Depreciation and amortisation	351	369	336
Net gain from disposal of leasehold improvements and equipment	(19)	0	0
Share based payments	1,943	3,545	2,220
Finance income / costs – net	2,983	230	(1,104)
Total	(24,985)	(28,130)	(18,787)
Change in trade and other receivables	1,140	(1,311)	24
Change in inventories	(44)	31	(29)
Change in other assets	(399)	(64)	(452)
Change in trade, other payables and deferred revenue	(1,018)	(2,177)	1,253
Cash used in operating activities	(25,306)	(31,651)	(17,991)
Interest received	106	102	10
Paid interest	(349)	(578)	(554)
Net cash used in operating activities	(25,549)	(32,127)	(18,535)
Cash flow from investing activities
Purchase of intangible assets	(43)	(21)	(28)
Purchase of leasehold improvements and equipment	(625)	(238)	(249)
Cash received from the sale of leasehold improvements and equipment	35	0	0
Cash paid for investments in convertible note and warrants	(296)	0	0
Cash paid for investments in financial assets	(13,084)	(27,037)	0
Cash received from maturity of financial assets	22,063	18,147	0
Net cash used for investing activities	8,050	(9,149)	(277)
Cash flow from financing activities
Proceeds from issue of common shares	23,123	6	56,615
Transactions cost	(1,648)	0	(3,117)
Proceeds from borrowings	2,500	5,000	0
Transaction costs related to borrowings	(11)	(105)	0
Repayment of borrowings	(167)	(5,137)	0
Cash flow from financing activities	23,797	(236)	53,498
Exchange-rate related changes of cash and cash equivalents	(1,867)	179	2,329
Net changes to cash and cash equivalents	6,297	(41,512)	34,686
Cash and cash equivalents at the beginning of the period	35,407	76,740	39,725
Cash and cash equivalents at the end of the period	€ 39,837	€ 35,407	€ 76,740